UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 11/01/03 - 04/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                  Merrill Lynch
                                  Retirement
                                  Reserves
                                  Money Fund
                                  Of Merrill Lynch Retirement Series Trust

Semi-Annual Report
April 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Retirement Reserves Money Fund

Officers and Trustees

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kevin J. McKenna, Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time


2     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004

A Letter From the President

Dear Shareholder

Index returns during the most recent six-month reporting period indicate that fixed income markets continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a return of +6.33% for the six months ended April 30, 2004. By comparison, the Merrill Lynch U.S. Corporate Master Index and the Merrill Lynch AAA U.S. Treasuries/Agencies 1-10 Year Index returned +1.89% and +.67%, respectively, for the same period.

Throughout the period, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. As of April month-end, the Federal Reserve Board maintained its accommodative policy stance, although a better-than-expected employment report for the month of March prompted speculation that an interest rate increase could come sooner than many had expected. On April 2, 2004, the good news on the employment front -- previously the one dim spot in an otherwise bright economic picture -- helped prompt the yield on the 10-year Treasury note to spike nearly 25 basis points (.25%), from 3.91% to 4.15%. Market watchers continue to monitor economic data and Federal Reserve Board language for indications of interest rate direction. If economic growth maintains its recent pace and employment figures continue to improve, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, gleaned support from the improving economic environment and provided attractive returns. For the six-month period ended April 30, 2004, the Standard & Poor's 500 Index returned +6.27%. Significant fiscal and monetary stimulus in 2003, including low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these developments have led the way to improvements in corporate earnings -- a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. Of course, markets will always fluctuate, and there are many uncertainties -- not the least of which are geopolitical in nature -- which can translate into negative market movements. Keeping this in mind, however, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, your financial advisor can help you develop a strategy most suitable for your circumstances through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Trustee


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004      3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      With interest rates at historical lows, our strategy was to remain liquid in the front end of the money market yield curve while reaping the benefits of higher interest rates on the longer end.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2004, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of .61% and ..41%, respectively.* As of April 30, 2004, the Fund's Class I and Class II Shares had seven-day yields of .60% and .41%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at April 30, 2004 was 70 days, compared to 71 days at October 31, 2003.

The period was marked by continued economic improvement, spurred largely by unprecedented fiscal and monetary stimulus in 2003. Tax cuts and historically low interest rates led to increased consumer confidence and strengthening equity markets. Gross domestic product grew at an annualized rate of 8.2% in the third quarter of 2003 and 4.1% in the fourth quarter. A similar level of growth of 4.4% was reached in the first quarter of 2004.

The Federal Reserve Board kept the Federal Funds target rate at 1%, its lowest level since 1958. As investors anticipated and reacted to future Federal Reserve Board moves, interest rates fluctuated all along the yield curve. We positioned the portfolio to weather the volatile environment by employing a barbell strategy. That is, we emphasized securities with three-month maturities on the short end of the yield curve and issues with maturities of 12 months - 18 months on the longer end. This allowed us to reap the rewards of higher interest rates on the long end while still remaining liquid enough to take advantage of opportunities as they presented themselves. We avoided issues with maturities between three months and six months, where the yield curve remained relatively flat. This strategy benefited Fund performance. Because the yield curve held a "U" shape in the one-month - one-year range, interest rates on three-month - six-month instruments were actually below financing levels over the past several weeks.

How did you manage the Fund during the period?

Given our consistent use of the barbell strategy, the Fund's average maturity generally remained in the 70-day - 80-day range throughout the period. Since our last report to shareholders, we have become more active with our use of variable rate securities. For example, we invested in the floating rate agency market. In general, we preferred agency floaters with 18-month maturities because they offered superior credit quality and yields that surpassed those of shorter-term floating rate securities. In addition, concessions from bond dealers on these issues were about three basis points - four basis points (.03% - .04%), an advantage not available on one-year issues. The greater discount means better yields for investors.

Also during the period, we had renewed interest in the Federal Funds Index, motivated by the inverted front end of the yield curve. Yields on Federal Funds floaters were greater than those offered by commercial paper in the three-month, six-month and nine-month sectors.

How would you characterize the Fund's position at the close of the period?

We are continuing to manage our interest rate exposure, and expect to maintain an average portfolio maturity of 60 days - 70 days. We believe our strategy may be best accomplished by adding to our positions in the front end of the yield curve and avoiding longer maturities (two years, for example) as we continue to monitor economic data and Federal Reserve Board language for signs of an interest rate increase. As investors try to anticipate the Federal Reserve Board's next move, we believe it is prudent to manage our exposure in the long end. Our barbell strategy allows us to do that. By maintaining substantial assets on the short end of the curve, we are poised to reinvest at higher levels once interest rates increase.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004

Although we believe interest rates will remain mostly unchanged over the next three months - six months, change could come quickly if employment growth continues to accelerate. Favorable employment reports from the Department of Labor in March and April caused many to forecast that the Federal Reserve Board might start tightening monetary policy sooner than originally anticipated. When the Federal Reserve Board does begin increasing interest rates to more normal levels, it is likely to do so with caution in an effort not to cut off the sustainability of the current economic recovery. In any case, we believe the Fund is prepared for a variety of scenarios. When interest rates trend upward, our short-term positions will give us the opportunity to reinvest for better yields at any point on the yield curve.

The Fund's portfolio composition at the end of the April period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                          4/30/04       10/31/03
--------------------------------------------------------------------------------
Bank Notes .......................................           --            1.5%
Certificates of Deposit--European ................          0.5%           1.9
Certificates of Deposit--Yankee ..................          3.1            5.1
Commercial Paper .................................         31.3           23.8
Corporate Notes ..................................         11.2            7.3
Funding Agreements ...............................          4.6            5.0
Repurchase Agreements ............................          2.1            2.5
Promissory Notes .................................           --            0.5
U.S. Government, Agency &
    Instrumentality Obligations--
    Discount .....................................          3.2            4.0
U.S. Government, Agency &
    Instrumentality Obligations--
    Non-Discount .................................         46.2           49.7
Short-Term Investments ...........................          7.4            4.2
Liabilities in Excess of
        Other Assets .............................         (9.6)          (5.5)
                                                          --------------------
Total ............................................        100.0%         100.0%
                                                          ====================

Donaldo S. Benito
Vice President and Portfolio Manager

May 27, 2004


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004      5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                           (in Thousands)

                                         Face     Interest           Maturity
Issue                                   Amount      Rate*              Date                Value
====================================================================================================
Certificates of Deposit--European--0.5%
====================================================================================================
HBOS Treasury                         $ 25,000     1.11 %            7/23/2004           $    25,000
Services PLC,
London
----------------------------------------------------------------------------------------------------
Total Certificate of Deposit--European
(Cost--$25,001) ..............................................................                25,000
====================================================================================================
Certificates of Deposit--Yankee--3.1%
====================================================================================================
Canadian Imperial                       67,000     1.15+             5/13/2005                67,000
Bank of Commerce,
NY
----------------------------------------------------------------------------------------------------
Credit Agricole                         80,000     1.08+             4/19/2005                79,988
Indosuez, NY
----------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$146,988) .............................................................               146,988
====================================================================================================
Commercial Paper--31.3%
====================================================================================================
Amsterdam Funding                       13,000     1.02              5/05/2004                12,998
Corporation                             25,000     1.03              5/05/2004                24,997
                                        38,000     1.03              5/13/2004                37,986
                                        19,000     1.03              5/14/2004                18,992
                                         9,000     1.04              5/19/2004                 8,995
                                        20,000     1.04              5/26/2004                19,985
                                        15,000     1.03              6/03/2004                14,985
----------------------------------------------------------------------------------------------------
Apreco, LLC                             20,000     1.05              5/25/2004                19,985
----------------------------------------------------------------------------------------------------
Aspen Funding                           25,000     1.03              5/24/2004                24,983
Corp.
----------------------------------------------------------------------------------------------------
Barton Capital                          25,000     1.02              5/07/2004                24,995
Corporation
----------------------------------------------------------------------------------------------------
Beta Finance Inc.                       16,500     1.04              6/01/2004                16,485
----------------------------------------------------------------------------------------------------
CAFCO, LLC                              20,000     1.03              5/06/2004                19,996
----------------------------------------------------------------------------------------------------
CRC Funding, LLC                        25,000     1.03              5/13/2004                24,991
                                        17,000     1.035             5/14/2004                16,993
                                        41,657     1.03              5/18/2004                41,635
                                        25,000     1.04              6/17/2004                24,965
----------------------------------------------------------------------------------------------------
Ciesco, LLC                             25,000     1.03              5/24/2004                24,983
----------------------------------------------------------------------------------------------------
Clipper Receivables                     25,000     1.03              5/04/2004                24,997
Co., LLC                                15,000     1.04              5/05/2004                14,998
                                        15,000     1.03              5/17/2004                14,992
----------------------------------------------------------------------------------------------------
Compass                                 20,055     1.03              5/10/2004                20,049
Securitization LLC                      13,000     1.04              5/17/2004                12,994
----------------------------------------------------------------------------------------------------
Danske Corp.                            25,000     1.04              6/01/2004                24,977
----------------------------------------------------------------------------------------------------
Delaware Funding                         8,713     1.03              6/02/2004                 8,705
Corp.                                   51,000     1.04              6/09/2004                50,940
----------------------------------------------------------------------------------------------------
Edison Asset                            23,000     1.02              5/06/2004                22,996
Securitization, LLC                     35,000     1.02              5/10/2004                34,990
----------------------------------------------------------------------------------------------------
Greyhawk                                40,000     1.03              5/11/2004                39,987
Funding, LLC                             5,000     1.04              5/21/2004                 4,997
                                        25,000     1.04              6/07/2004                24,972
                                        25,000     1.05              6/22/2004                24,961
----------------------------------------------------------------------------------------------------
Jupiter                                 20,000     1.03              5/04/2004                19,998
Securitization                          25,000     1.04              5/06/2004                24,996
Corporation                             27,000     1.041             5/11/2004                26,991
                                        12,525     1.04              5/12/2004                12,521
                                         9,960     1.04              5/18/2004                 9,955
                                        81,000     1.035             5/24/2004                80,944
                                        31,102     1.03              6/01/2004                31,073
----------------------------------------------------------------------------------------------------
Mont Blanc Capital                      25,000     1.03              5/10/2004                24,993
Corp.                                   20,000     1.03              5/20/2004                19,988
----------------------------------------------------------------------------------------------------
Morgan Stanley                          20,000     1.08+            10/28/2004                20,000
----------------------------------------------------------------------------------------------------
Newport Funding                         14,000     1.03              5/24/2004                13,990
Corp.
----------------------------------------------------------------------------------------------------
Northern Rock PLC                       18,000     1.06              7/08/2004                17,963
----------------------------------------------------------------------------------------------------
Old Line Funding,                       53,223     1.03              5/17/2004                53,197
LLC                                     13,000     1.04              5/17/2004                12,994
                                        43,000     1.04              6/07/2004                42,953
                                        12,065     1.045             6/11/2004                12,050
----------------------------------------------------------------------------------------------------
PB Finance                              13,000     1.05              5/26/2004                12,990
(Delaware), Inc.                        37,000     1.05              6/08/2004                36,958
----------------------------------------------------------------------------------------------------
Park Avenue                             32,500     1.04              6/02/2004                32,469
Receivables                             10,000     1.03              6/03/2004                 9,990
Corp.                                   45,000     1.03              6/04/2004                44,955
----------------------------------------------------------------------------------------------------
Santander Central                       31,000     1.045             6/25/2004                30,950
Hispano Finance
(Delaware), Inc.
----------------------------------------------------------------------------------------------------
Sheffield                               60,000     1.04              5/17/2004                59,971
Receivables
Corporation
----------------------------------------------------------------------------------------------------
Sigma Finance                           26,000     1.053+            6/10/2004                26,000
Inc.
----------------------------------------------------------------------------------------------------
Thunder Bay                             11,000     1.03              5/03/2004                10,999
Funding, LLC                            24,121     1.04              5/20/2004                24,107
                                        14,000     1.04              5/25/2004                13,990
----------------------------------------------------------------------------------------------------
Windmill Funding                        12,500     1.03              5/12/2004                12,496
Corporation                             15,141     1.035             5/17/2004                15,134
                                        38,125     1.035             6/03/2004                38,088
----------------------------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$1,498,210) ...........................................................             1,498,207
----------------------------------------------------------------------------------------------------


6     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004

Schedule of Investments (continued)                               (in Thousands)

                                         Face     Interest           Maturity
Issue                                   Amount      Rate*              Date                Value
====================================================================================================
Corporate Notes--11.2%
====================================================================================================
American Honda                        $ 12,500     1.09+%            5/12/2004           $    12,501
Finance Corp.                           26,100     1.08+             8/04/2004                26,101
----------------------------------------------------------------------------------------------------
Associates Corp. of                     34,000     1.21+             6/25/2004                33,999
North America
----------------------------------------------------------------------------------------------------
Blue Heron Funding                      15,000     1.13+             2/23/2005                15,000
IX, Class A
----------------------------------------------------------------------------------------------------
CC (USA) Inc.                           32,000     1.06+             2/24/2005                32,000
(Centauri)                              25,000     1.06+             2/25/2005                24,993
----------------------------------------------------------------------------------------------------
General Electric                        21,800     1.22+             5/20/2004                21,802
Capital Corp.                           62,500     1.18+             5/17/2005                62,500
----------------------------------------------------------------------------------------------------
Household Finance                       27,000     1.12+             8/18/2004                27,005
Corporation
----------------------------------------------------------------------------------------------------
Metropolitan Life                       13,000     1.11+             5/13/2005                13,000
Global Funding I
----------------------------------------------------------------------------------------------------
Morgan Stanley                          22,000     1.09+             5/04/2005                22,000
                                        50,000     1.22+             5/13/2005                50,000
----------------------------------------------------------------------------------------------------
Nationwide                              13,000     1.11+             4/28/2005                13,000
Building Society
----------------------------------------------------------------------------------------------------
Northern Rock PLC                       23,000     1.13+             4/08/2005                23,000
----------------------------------------------------------------------------------------------------
Sigma Finance Inc.                      50,000     1.07+            11/19/2004                49,997
                                        82,000     1.06+             3/10/2005                81,990
                                        15,000     1.05+             3/15/2005                14,998
----------------------------------------------------------------------------------------------------
Westpac Banking                         11,000     1.10+             3/11/2005                10,997
Corp.
----------------------------------------------------------------------------------------------------
Total Corporate Notes
(Cost--$534,886) .............................................................               534,883
====================================================================================================
Funding Agreements--4.6%
====================================================================================================
GE Life                                 50,000     1.16+             6/03/2004                50,000
and Annuity
Assurance Co.
----------------------------------------------------------------------------------------------------
Jackson National                        50,000     1.17+             5/03/2004                50,000
Life Insurance Co.
----------------------------------------------------------------------------------------------------
Metropolitan Life                       32,000     1.20+             2/01/2005                32,000
Insurance Company
----------------------------------------------------------------------------------------------------
Monumental Life                         30,000     1.235+            8/13/2004                30,000
Insurance Company
----------------------------------------------------------------------------------------------------
New York Life                           40,000     1.15+             5/28/2004                40,000
Insurance Company
----------------------------------------------------------------------------------------------------
The Travelers                           20,000     1.15+             3/01/2005                20,000
Insurance Company
----------------------------------------------------------------------------------------------------
Total Funding Agreements
(Cost--$222,000) .............................................................               222,000
====================================================================================================
U.S. Government, Agency & Instrumentality
Obligations--Discount--3.2%
====================================================================================================
Fannie Mae                              15,300     1.16             12/23/2004                15,171
                                        37,500     1.21              2/04/2005                37,087
                                        25,400     1.46              2/04/2005                25,121
----------------------------------------------------------------------------------------------------
Freddie Mac                             40,000     1.28              1/05/2005                39,620
                                        38,000     1.16              3/08/2005                37,521
----------------------------------------------------------------------------------------------------
Total U.S. Government, Agency &
Instrumentality Obligations--
Discount (Cost--$154,708) ....................................................               154,520
====================================================================================================
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--46.2%
====================================================================================================
Fannie Mae                             140,000     0.965+            5/27/2004               139,995
                                        13,500     3.00              6/15/2004                13,532
                                        46,500     6.50              8/15/2004                47,214
                                        79,000     1.045+           10/29/2004                78,987
                                       132,500     1.02+             1/07/2005               132,475
                                        78,000     1.04+             2/18/2005                77,985
                                       104,000     1.04+             2/18/2005               103,983
                                        21,100     1.45              7/08/2005                21,008
                                        13,000     7.00              7/15/2005                13,792
                                       127,500     1.045+            7/29/2005               127,476
                                       140,000     1.00+             8/17/2005               139,945
                                       102,000     0.983+            8/29/2005               101,935
                                        13,000     2.30              9/16/2005                13,033
                                        13,000     2.10             10/21/2005                13,000
                                        12,390     2.25              2/17/2006                12,363
                                         7,000     1.80              4/20/2006                 6,902
----------------------------------------------------------------------------------------------------
Federal Farm                            55,000     0.96+             6/21/2004                54,997
Credit Bank                             28,000     1.02+             8/06/2004                27,998
                                        27,000     1.02+            11/04/2004                27,000
                                       107,000     1.005+           12/15/2004               107,000
                                       135,000     1.03+            12/17/2004               135,000
                                        46,400     1.02+             2/28/2005                46,396
                                        24,000     1.015+            3/24/2005                23,993
                                        36,000     1.00+             5/06/2005                35,994
                                       132,500     1.005+            7/05/2005               132,484
                                        13,400     1.01+            12/05/2005                13,400
                                        23,000     1.02+             2/21/2006                22,992
                                        28,000     1.02+             5/19/2006                27,989
                                        15,000     1.05+             2/20/2008                14,994
----------------------------------------------------------------------------------------------------
Federal Home                            18,000     3.375             5/14/2004                18,015
Loan Bank                               39,300     1.01+             8/19/2004                39,298
                                        15,700     2.125            12/15/2004                15,777
                                        78,400     1.625             4/15/2005                78,404


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004      7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                               (in Thousands)

                                         Face     Interest           Maturity
Issue                                   Amount      Rate*              Date                Value
====================================================================================================
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)
====================================================================================================
Federal Home                          $ 62,500     1.625%            6/15/2005           $    62,402
Loan Bank                               21,400     1.42              6/30/2005                21,306
(concluded)                             13,000     1.75              8/15/2005                12,976
                                        47,500     1.50              8/26/2005                47,248
                                        51,000     0.985+            9/12/2005                50,983
                                        12,500     2.40              5/03/2006                12,484
----------------------------------------------------------------------------------------------------
Freddie Mac                             40,500     4.50              8/15/2004                40,890
                                        14,000     3.25             11/15/2004                14,148
                                        12,400     3.875             2/15/2005                12,630
                                        11,000     2.41             11/04/2005                11,026
                                        13,000     2.30             11/17/2005                13,033
                                        13,000     2.35             12/09/2005                13,036
                                        15,000     2.20             12/30/2005                14,997
                                        15,000     2.15              1/30/2006                14,966
                                         7,500     2.15              2/17/2006                 7,477
----------------------------------------------------------------------------------------------------
Total U.S. Government, Agency &
Instrumentality Obligations--
Non-Discount (Cost--$2,215,372) ..............................................             2,214,958

Face
Amount                            Issue                                                    Value
====================================================================================================
Repurchase Agreements--2.1%
====================================================================================================
$100,746          UBS Warburg Corp. LLC, purchased on
                  4/30/2004 to yield 1.03% to 5/03/2004,
                  repurchase price $100,755, collateralized by
                  Resolution Funding STRIPS, 0% due
                  10/15/2008 to 4/15/2017                                                  $ 100,746
----------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$100,746)                                                 100,746
----------------------------------------------------------------------------------------------------

Beneficial Interest/
Shares Held
====================================================================================================
Short-Term Investments--7.4%
====================================================================================================
$ 35,203          Merrill Lynch Liquidity Series, LLC
                  Money Market Series (a)(b)                                                  35,203
----------------------------------------------------------------------------------------------------
 316,831          Merrill Lynch Premier
                  Institutional Fund (a)(b)                                                  316,831
----------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost--$352,034)                                                352,034
----------------------------------------------------------------------------------------------------
Total Investments
(Cost--$5,249,945)--109.6% ...................................................             5,249,336

Liabilities in Excess of Other Assets--(9.6%)                                               (457,789)
                                                                                          ----------
Net Assets--100.0% ...........................................................            $4,791,547
                                                                                          ==========
----------------------------------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at April 30, 2004.
+     Floating rate note.
(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                       Interest/
                                                       Net             Dividend
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                          $35,203             $ 29

      Merrill Lynch Premier Institutional Fund        92,510             $101
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


8     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004

Statement of Assets and Liabilities

As of April 30, 2004
====================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $342,407,953) (identified
                        cost--$4,897,910,556*) ...................................                   $ 4,897,301,939
                       Investments in affiliated securities, at value (identified
                        cost -$352,034,000)                                                              352,034,000
                       Receivables:
                          Interest ...............................................    $ 5,778,392
                          Beneficial interest sold ...............................        865,257
                          Securities lending--net ................................         34,809          6,678,458
                                                                                      -----------
                       Prepaid expenses and other assets .........................                           419,906
                                                                                                     ---------------
                       Total assets ..............................................                     5,256,434,303
                                                                                                     ---------------
====================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .................                       352,034,000
                       Payables:
                          Beneficial interest redeemed ...........................     84,426,445
                          Securities purchased ...................................     24,954,167
                          Investment adviser .....................................      1,939,938
                          Other affiliates .......................................      1,505,550
                          Distributor ............................................         27,679        112,853,779
                                                                                      ------------------------------
                       Total liabilities .........................................                       464,887,779
                                                                                                     ---------------
====================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------
                       Net assets ................................................                   $ 4,791,546,524
                                                                                                     ===============
====================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------
                       Class I Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                   $   462,648,095
                       Class II Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                        16,567,419
                       Paid-in capital in excess of par ..........................                     4,312,939,627
                       Unrealized depreciation on investments--net ...............                          (608,617)
                                                                                                     ---------------
                       Net Assets ................................................                   $ 4,791,546,524
                                                                                                     ===============
====================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------
                       Class I--Based on net assets of $4,625,643,141 and
                        4,626,480,950 shares outstanding .........................                   $          1.00
                                                                                                     ===============
                       Class II--Based on net assets of $165,903,383 and
                        165,674,191 shares outstanding ...........................                   $          1.00
                                                                                                     ===============

* Cost for Federal income tax purposes. As of April 30, 2004, net unrealized depreciation for Federal income tax purposes amounted to $608,617, of which $373,528 related to appreciated securities and $982,145 related to depreciated securities.

      See Notes to Financial Statements.


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004      9

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Six Months Ended April 30, 2004
========================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned .........                   $ 29,675,874
                       Securities lending--net ..........................................                        130,438
                                                                                                            ------------
                       Total income .....................................................                     29,806,312
                                                                                                            ------------
========================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .........................................    $10,436,207
                       Transfer agent fees--Class I .....................................      3,140,870
                       Accounting services ..............................................        342,512
                       Registration fees ................................................        198,069
                       Distribution fees--Class II ......................................        185,460
                       Printing and shareholder reports .................................        148,708
                       Transfer agent fees--Class II ....................................        120,013
                       Custodian fees ...................................................         69,206
                       Trustees' fees and expenses ......................................         62,035
                       Professional fees ................................................         61,023
                       Pricing services .................................................          9,552
                       Other ............................................................         46,039
                                                                                             -----------
                       Total expenses ...................................................                     14,819,694
                                                                                                            ------------
                       Investment income--net ...........................................                     14,986,618
                                                                                                            ------------
========================================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ................................                        121,437
                       Change in unrealized appreciation/depreciation on investments--net                       (625,392)
                                                                                                            ------------
                       Total realized and unrealized loss on investments--net ...........                       (503,955)
                                                                                                            ------------
                       Net Increase in Net Assets Resulting from Operations .............                   $ 14,482,663
                                                                                                            ============

      See Notes to Financial Statements


10    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004

Statements of Changes in Net Assets

                                                                                         For the Six           For the
                                                                                        Months Ended         Year Ended
                                                                                          April 30,          October 31,
Increase (Decrease) in Net Assets:                                                          2004                2003
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ....................................    $    14,986,618     $    55,793,627
                       Realized gain on investments--net .........................            121,437             349,865
                       Change in unrealized appreciation/depreciation on
                        investments--net .........................................           (625,392)         (7,367,619)
                                                                                      -----------------------------------
                       Net increase in net assets resulting from operations ......         14,482,663          48,775,873
                                                                                      -----------------------------------
=========================================================================================================================
Dividends &Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class I ................................................        (14,613,438)        (54,142,456)
                          Class II ...............................................           (373,180)         (1,651,171)
                       Realized gain on investments--net:
                          Class I ................................................           (116,898)           (336,754)
                          Class II ...............................................             (4,539)            (13,111)
                                                                                      -----------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ............................        (15,108,055)        (56,143,492)
                                                                                      -----------------------------------
=========================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from beneficial interest
                        transactions .............................................       (608,898,272)     (1,527,088,257)
                                                                                      -----------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ..............................       (609,523,664)     (1,534,455,876)
                       Beginning of period .......................................      5,401,070,188       6,935,526,064
                                                                                      -----------------------------------
                       End of period .............................................    $ 4,791,546,524     $ 5,401,070,188
                                                                                      ===================================

      See Notes to Financial Statements


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004     11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

                                                                                            Class I
                                                            ------------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.      Months Ended                 For the Year Ended October 31,
                                                              April 30,     -------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004            2003           2002          2001           2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...   $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                                            -----------------------------------------------------------------------
                 Investment income--net .................        .0030           .0088          .0163          .0460          .0583
                 Realized and unrealized gain (loss) on
                  investments--net ......................       (.0001)         (.0011)        (.0012)         .0021          .0010
                                                            -----------------------------------------------------------------------
                 Total from investment operations .......        .0029           .0077          .0151          .0481          .0593
                                                            -----------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net ..............       (.0030)         (.0088)        (.0163)        (.0460)        (.0583)
                    Realized gain on investments--net ...           --+         (.0001)        (.0001)        (.0002)            --
                                                            -----------------------------------------------------------------------
                 Total dividends and distributions ......       (.0030)         (.0089)        (.0164)        (.0462)        (.0583)
                                                            -----------------------------------------------------------------------
                 Net asset value, end of period .........   $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                                            =======================================================================
                 Total investment return ................          .61%*           .88%          1.66%          4.73%          5.93%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                 Expenses ...............................          .58%*           .55%           .56%           .58%           .51%
                                                            =======================================================================
                 Investment income and realized gain on
                  investments--net ......................          .61%*           .90%          1.65%          4.68%          5.76%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)   $4,625,643      $5,199,455     $6,669,287     $7,594,189     $9,303,582
                                                            =======================================================================

+     Amount is less than $(.0001) per share.
*     Annualized.

      See Notes to Financial Statements.


12    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004

Financial Highlights (concluded)

                                                                                          Class II
                                                            --------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.      Months Ended                 For the Year Ended October 31,
                                                              April 30,     ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004           2003          2002           2001          2000
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...    $   1.00       $    1.00      $   1.00      $    1.00      $   1.00
                                                             -------------------------------------------------------------------
                 Investment income--net .................       .0020           .0069         .0144          .0440         .0566
                 Realized and unrealized gain (loss) on
                  investments--net ......................      (.0001)         (.0011)       (.0013)         .0021         .0010
                                                             -------------------------------------------------------------------
                 Total from investment operations .......       .0019           .0058         .0131          .0461         .0576
                                                             -------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net ..............      (.0020)         (.0069)       (.0143)        (.0440)       (.0566)
                    Realized gain on investments--net ...          --+         (.0001)       (.0001)        (.0002)           --
                                                             -------------------------------------------------------------------
                 Total dividends and distributions ......      (.0020)         (.0070)       (.0144)        (.0442)       (.0566)
                                                             -------------------------------------------------------------------
                 Net asset value, end of period .........    $   1.00       $    1.00      $   1.00      $    1.00      $   1.00
                                                             ===================================================================
                 Total investment return ................         .41%*           .69%         1.46%          4.52%         5.72%
                                                             ===================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                 Expenses ...............................         .78%*           .75%          .76%           .79%          .71%
                                                             ===================================================================
                 Investment income and realized gain on
                  investments--net ......................         .41%*           .70%         1.46%          4.57%         5.52%
                                                             ===================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)    $165,903       $ 201,615      $266,239      $ 366,217      $593,339
                                                             ===================================================================

+     Amount is less than $(.0001) per share.
*     Annualized.

      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004     13

[LOGO] Merrill Lynch Investment Managers investments are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Reverse repurchase agreements -- The Fund may invest in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has entered into a


14    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004

Notes to Financial Statements (concluded)

Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of April 30, 2004, the Fund lent securities with a value of $40,385,200 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended April 30, 2004, MLIM, LLC received $56,744 in securities lending agent fees.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2004, the Fund reimbursed MLIM $51,772 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $608,898,272 and $1,527,088,257 for the six months ended April 30, 2004 and the year ended October 31, 2003, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Six                                           Dollar
Months Ended April 30, 2004                      Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................       7,895,084,053     $  7,895,084,053
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................          14,711,492           14,711,492
                                           ------------------------------------
Total issued .........................       7,909,795,545        7,909,795,545
Shares redeemed ......................      (8,482,999,456)      (8,482,999,456)
                                           ------------------------------------
Net decrease .........................        (573,203,911)    $   (573,203,911)
                                           ====================================

--------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2003                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................      16,130,813,502     $ 16,130,813,502
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................          54,410,998           54,410,998
                                           ------------------------------------
Total issued .........................      16,185,224,500       16,185,224,500
Shares redeemed ......................     (17,647,969,122)     (17,647,969,122)
                                           ------------------------------------
Net decrease .........................      (1,462,744,622)    $ (1,462,744,622)
                                           ====================================

--------------------------------------------------------------------------------
Class II Shares for the Six                                          Dollar
Months Ended April 30, 2004                      Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          92,954,995     $     92,954,995
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................             374,634              374,634
                                           ------------------------------------
Total issued .........................          93,329,629           93,329,629
Shares redeemed ......................        (129,023,990)        (129,023,990)
                                           ------------------------------------
Net decrease .........................         (35,694,361)    $    (35,694,361)
                                           ====================================

--------------------------------------------------------------------------------
Class II Shares for the Year                                         Dollar
Ended October 31, 2003                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................         192,329,461     $    192,329,461
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................           1,661,660            1,661,660
                                           ------------------------------------
Total issued .........................         193,991,121          193,991,121
Shares redeemed ......................        (258,334,756)        (258,334,756)
                                           ------------------------------------
Net decrease .........................         (64,343,635)    $    (64,343,635)
                                           ====================================


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND         APRIL 30, 2004     15

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #10262 -- 4/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


      By: /s/ Terry K. Glenn
          --------------------------------
          Terry K. Glenn,
          President of
          Merrill Lynch Retirement Reserves Money Fund of
          Merrill Lynch Retirement Series Trust

      Date: June 18, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          --------------------------------
          Terry K. Glenn,
          President of
          Merrill Lynch Retirement Reserves Money Fund of
          Merrill Lynch Retirement Series Trust

      Date: June 18, 2004


      By: /s/ Donald C. Burke
          --------------------------------
          Donald C. Burke,
          Chief Financial Officer of
          Merrill Lynch Retirement Reserves Money Fund of
          Merrill Lynch Retirement Series Trust

      Date: June 18, 2004